Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Carried at Fair Value
The carrying and fair values of financial instruments that are not reported at fair value in the consolidated financial statements were as follows for the current and comparative periods:

(€’000)	As at December 31, 2020
	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 117	2 117
Other non-current assets	293	293
Trade receivables and other current assets	615	615
Short-term investments	—	—
Cash and cash equivalents	17 234	17 234

Total	20 259	20 259

For the above-mentioned financial assets, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2020
	Loans and receivables	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	37	37
Lease liabilities	3 602	3 602
RCAs liability	4 590	4 590
Trade payables	4 736	4 736

Total	12 965	12 965

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2020 is a reasonable approximation of their fair value.

(€’000)	As at December 31, 2019
	Loans and receivables	Fair value
Financial Assets (‘Amortized cost’ category) within:
Non-current Trade receivables	2 432	2 432
Other non-current assets	257	257
Trade receivables and other current assets	558	558
Short-term investments	0	0
Cash and cash equivalents	39 338	39 338

Total	42 586	42 586

For the above-mentioned financial assets, the carrying amount as per December 31, 2019 is a reasonable approximation of their fair value.

As at December 31, 2019
(€’000)	Financial liabilities at amortized cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	229	229
Finance lease liabilities	4 134	4 134
RCAs liability	4 484	4 484
Trade payables and other current liabilities	6 969	6 969

Total	15 817	15 817

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs.

(€’000)
	Level I	Level II	Level III	Total
Assets
Investment in equity securities	—	—	—	—

Total Assets	—	—	—	—

Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	15 526	15 526

Total Liabilities	—	—	15 526	15 526

Contingent Consideration and Other Financial Liabilities
The change in the balance is detailed as follows:

(€’000)	For the year ended
	2020	2019
Opening balance Contingent consideration at January 1,	24 754	25 187
Milestone payment	—	—
Fair value adjustment	(9 228)	(433)
Closing balance Contingent consideration at December 31,	15 526	24 754

Total—Contingent consideration and Other financial liabilities at 31 December	15 526	24 754

Sensitivity Analysis Performed on Main Assumptions
A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration liability. The key assumptions are i) the discount rate (WACC), ii) the projected revenue and iii) the probabilities of success (PoS) for the Group’s product candidates to get commercialized.

	Discount rate (WACC)
	13.3%	14.0%	14.8%	15.5%	16.3%
Cont. consideration (€ million)	17.0	16.2	15.5	14.9	14.2
Impact (%)	9%	4%	—	-4%	-9%

	Projected revenue
	95.0%	97.5%	100.0%	102.5%	105.0%
Cont. consideration (€ million)	15.0	15.3	15.5	15.8	16.1
Impact (%)	-3%	-2%	—	2%	3%
To determine the contingent consideration liability, the Group used the same PoS than for impairment testing purposes (see note 7):

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%

In order to assess the sensitivity to this driver, the Group applies here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20%	-10%	PoS model	10%	20%
Cont. consideration (€ million)	12.4	14.0	15.5	17.1	18.6
Impact (%)	-20%	-10%	—	10%	20%